Pioneer Corporate High Yield Fund

Schedule of Investments | November 30, 2020

Ticker Symbols: Class A RCRAX Class C RCRCX Class Y RCRYX

Schedule of Investments | 11/30/20 (unaudited)

	Shares		Value
		UNAFFILIATED ISSUERS - 93.0%
		COMMON STOCK - 0.1% of Net Assets
		Energy Equipment & Services - 0.1%
	6,142(a)	FTS International, Inc.	$114,794
		Total Energy Equipment & Services	$114,794
		TOTAL COMMON STOCK
		(Cost $179,795)	$114,794
	Principal Amount USD ($)		Value
		CORPORATE BONDS - 91.6% of Net Assets
		Advertising - 3.1%
	1,022,000	Lamar Media Corp., 3.75%, 2/15/28	$1,032,220
	163,000	Lamar Media Corp., 4.0%, 2/15/30	169,536
	8,000	Lamar Media Corp., 4.875%, 1/15/29	8,447
	1,206,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	1,187,910
	126,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/24	127,890
	380,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 6/15/25 (144A)	403,750
		Total Advertising	$2,929,753
		Airlines - 1.2%
	102,000	Delta Air Lines, Inc., 3.75%, 10/28/29	$95,376
	235,000	Delta Air Lines, Inc., 7.375%, 1/15/26	264,232
	175,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	188,295
	555,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.5%, 6/20/27 (144A)	601,828
		Total Airlines	$1,149,731
		Apparel - 0.1%
	45,000	Wolverine World Wide, Inc., 6.375%, 5/15/25 (144A)	$47,700
		Total Apparel	$47,700
		Auto Manufacturers - 3.0%
	350,000	Allison Transmission, Inc., 3.75%, 1/30/31 (144A)	$353,062
	285,000	Ford Motor Credit Co. LLC, 3.375%, 11/13/25	287,194
	895,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27	901,525
	200,000	Ford Motor Credit Co. LLC, 4.0%, 11/13/30	201,600
	540,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	558,225
	479,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	508,339
		Total Auto Manufacturers	$2,809,945
		Auto Parts&Equipment - 1.9%
	761,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26	$778,122
	300,000	American Axle & Manufacturing, Inc., 6.5%, 4/1/27	313,500
	586,000	Dealer Tire LLC/DT Issuer LLC, 8.0%, 2/1/28 (144A)	602,115
	45,000	Meritor, Inc., 4.5%, 12/15/28 (144A)	45,675
		Total Auto Parts&Equipment	$1,739,412
		Banks - 4.1%
	880,000(b)(c)	Citigroup, Inc., 4.7% (SOFRRATE + 323 bps)	$898,964
	800,000(b)(c)	Credit Suisse Group AG, 6.375% (5 Year CMT Index + 482 bps)	891,000
	922,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	947,355
	875,000(b)(c)	JPMorgan Chase & Co., 4.6% (SOFRRATE + 313 bps)	892,762
	242,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	240,790
		Total Banks	$3,870,871
		Building Materials - 2.1%
	193,000	Builders FirstSource, Inc., 5.0%, 3/1/30 (144A)	$207,957
	450,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	474,750
	140,000	CP Atlas Buyer, Inc., 7.0%, 12/1/28 (144A)	144,900
	130,000	Forterra Finance LLC/FRTA Finance Corp., 6.5%, 7/15/25 (144A)	138,817
	731,000	Patrick Industries, Inc., 7.5%, 10/15/27 (144A)	793,135
	29,000	Summit Materials LLC/Summit Materials Finance Corp., 5.125%, 6/1/25 (144A)	29,435
	55,000	Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29 (144A)	57,338
	94,000	Summit Materials LLC/Summit Materials Finance Corp., 6.5%, 3/15/27 (144A)	99,640
		Total Building Materials	$1,945,972
		Chemicals - 3.5%
	625,000	Element Solutions, Inc., 3.875%, 9/1/28 (144A)	$637,187
	137,000	Hexion, Inc., 7.875%, 7/15/27 (144A)	146,933
	500,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.0%, 4/15/25 (144A)	516,250
	320,000	OCI NV, 4.625%, 10/15/25 (144A)	333,600
	826,000	OCI NV, 5.25%, 11/1/24 (144A)	859,040
	313,000	Olin Corp., 5.0%, 2/1/30	325,520
	110,000	Tronox, Inc., 6.5%, 5/1/25 (144A)	117,183
	274,000	Tronox, Inc., 6.5%, 4/15/26 (144A)	284,612
		Total Chemicals	$3,220,325
		Coal - 0.8%
	785,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	$773,225
		Total Coal	$773,225
		Commercial Services - 5.8%
	540,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$580,500
	275,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	304,980
	753,000	APX Group, Inc., 6.75%, 2/15/27 (144A)	813,240
	660,000	Brink’s Co., 4.625%, 10/15/27 (144A)	695,277
	80,000	Brink’s Co., 5.5%, 7/15/25 (144A)	85,496
	Principal Amount USD ($)		Value
		Commercial Services - (continued)
	144,000	Cardtronics, Inc./Cardtronics USA, Inc., 5.5%, 5/1/25 (144A)	$148,680
	1,240,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	1,243,100
	109,000	Herc Holdings, Inc., 5.5%, 7/15/27 (144A)	114,859
	35,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 4/15/24 (144A)	37,100
	55,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	59,675
	900,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	942,462
	300,000	Sotheby’s, 7.375%, 10/15/27 (144A)	315,000
	35,000	United Rentals North America, Inc., 3.875%, 11/15/27	36,678
	44,000	United Rentals North America, Inc., 5.25%, 1/15/30	49,115
		Total Commercial Services	$5,426,162
		Computers - 1.5%
	240,000	Booz Allen Hamilton, Inc., 3.875%, 9/1/28 (144A)	$247,800
	658,000	Diebold Nixdorf, Inc., 9.375%, 7/15/25 (144A)	722,155
	290,000	NCR Corp., 5.0%, 10/1/28 (144A)	300,150
	150,000	NCR Corp., 5.25%, 10/1/30 (144A)	158,438
	10,000	NCR Corp., 8.125%, 4/15/25 (144A)	11,137
		Total Computers	$1,439,680
		Diversified Financial Services - 1.7%
	65,000	Alliance Data Systems Corp., 4.75%, 12/15/24 (144A)	$62,319
	200,000	Avation Capital S.A., 6.5%, 5/15/21 (144A)	130,000
	748,049	Global Aircraft Leasing Co., Ltd., 6.5%, 9/15/24 (144A)	665,838
	100,000	Nationstar Mortgage Holdings, Inc., 5.5%, 8/15/28 (144A)	103,000
	490,000	Nationstar Mortgage Holdings, Inc., 6.0%, 1/15/27 (144A)	508,061
	84,000	Quicken Loans LLC/Quicken Loans Co.-Issuer, Inc., 3.625%, 3/1/29 (144A)	83,487
		Total Diversified Financial Services	$1,552,705
		Electric - 4.7%
	275,000	Calpine Corp., 4.625%, 2/1/29 (144A)	$283,937
	275,000	Calpine Corp., 5.0%, 2/1/31 (144A)	290,125
	70,000	Calpine Corp., 5.125%, 3/15/28 (144A)	73,584
	30,000	Clearway Energy Operating LLC, 4.75%, 3/15/28 (144A)	32,173
	886,000	Clearway Energy Operating LLC, 5.75%, 10/15/25	932,515
	135,000	NRG Energy, Inc., 3.375%, 2/15/29 (144A)	137,869
	195,000	NRG Energy, Inc., 3.625%, 2/15/31 (144A)	201,948
	125,178	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	132,689
	90,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.5%, 8/15/28 (144A)	96,300
	665,000	Talen Energy Supply LLC, 7.625%, 6/1/28 (144A)	699,912
	1,469,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	1,551,705
		Total Electric	$4,432,757
		Electrical Components & Equipment - 1.1%
	389,000	Energizer Holdings, Inc., 4.75%, 6/15/28 (144A)	$406,952
	310,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)	337,512
	215,000	WESCO Distribution, Inc., 7.25%, 6/15/28 (144A)	241,540
		Total Electrical Components & Equipment	$986,004
		Electronics - 0.2%
	175,000	Sensata Technologies, Inc., 3.75%, 2/15/31 (144A)	$177,625
		Total Electronics	$177,625
		Energy-Alternate Sources - 0.1%
	75,000	TerraForm Power Operating LLC, 4.75%, 1/15/30 (144A)	$81,375
		Total Energy-Alternate Sources	$81,375
		Engineering & Construction - 1.3%
	475,000	KBR, Inc., 4.75%, 9/30/28 (144A)	$491,625
	675,000	PowerTeam Services LLC, 9.033%, 12/4/25 (144A)	740,813
		Total Engineering & Construction	$1,232,438
		Entertainment - 3.8%
	472,000	Caesars Entertainment, Inc., 8.125%, 7/1/27 (144A)	$519,174
	609,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)	682,080
	1,270,000	International Game Technology Plc, 6.25%, 1/15/27 (144A)	1,412,875
	15,000	Penn National Gaming, Inc., 5.625%, 1/15/27 (144A)	15,600
	30,000	Scientific Games International, Inc., 7.0%, 5/15/28 (144A)	31,249
	30,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	31,843
	817,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	876,314
		Total Entertainment	$3,569,135
		Environmental Control - 1.4%
	780,000	Covanta Holding Corp., 5.0%, 9/1/30	$830,700
	130,000	GFL Environmental, Inc., 4.0%, 8/1/28 (144A)	129,350
	335,000	Tervita Corp., 11.0%, 12/1/25 (144A)	347,633
		Total Environmental Control	$1,307,683
		Food - 1.1%
	750,000	FAGE International S.A./FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	$761,250
	62,000	Ingles Markets, Inc., 5.75%, 6/15/23	62,992
	96,000	JBS USA LUX S.A./JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	106,800
	65,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/30 (144A)	73,067
		Total Food	$1,004,109
		Forest Products & Paper - 1.9%
	935,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$973,569
	100,000	Mercer International, Inc., 5.5%, 1/15/26	100,250
	Principal Amount USD ($)		Value
		Forest Products & Paper - (continued)
	115,000	Mercer International, Inc., 7.375%, 1/15/25	$118,881
	590,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	624,887
		Total Forest Products & Paper	$1,817,587
		Healthcare-Services - 3.1%
	40,000	Legacy LifePoint Health LLC, 6.75%, 4/15/25 (144A)	$42,700
	410,000	Lifepoint Health, Inc., 5.375%, 1/15/29 (144A)	410,000
	496,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	518,320
	75,000	Providence Service Corp., 5.875%, 11/15/25 (144A)	79,603
	54,000	RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26 (144A)	59,350
	70,000	Surgery Center Holdings, Inc., 6.75%, 7/1/25 (144A)	71,050
	842,000	Surgery Center Holdings, Inc., 10.0%, 4/15/27 (144A)	921,990
	487,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	538,135
	272,000	West Street Merger Sub, Inc., 6.375%, 9/1/25 (144A)	279,140
		Total Healthcare-Services	$2,920,288
		Holding Companies-Diversified - 0.7%
	680,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)	$683,400
		Total Holding Companies-Diversified	$683,400
		Home Builders - 2.2%
	190,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	$197,362
	615,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	688,800
	40,000	Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 4.875%, 2/15/30 (144A)	39,525
	110,000	Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.25%, 9/15/27 (144A)	116,050
	235,000	M/I Homes, Inc., 4.95%, 2/1/28	247,337
	405,000	TRI Pointe Group, Inc., 5.7%, 6/15/28	460,287
	165,000	Williams Scotsman International, Inc., 4.625%, 8/15/28 (144A)	171,600
	95,000	Winnebago Industries, Inc., 6.25%, 7/15/28 (144A)	102,838
		Total Home Builders	$2,023,799
		Household Products/Wares - 0.8%
	585,000	Spectrum Brands, Inc., 5.5%, 7/15/30 (144A)	$637,650
	125,000	Spectrum Brands, Inc., 5.75%, 7/15/25	129,086
		Total Household Products/Wares	$766,736
		Housewares - 0.1%
	100,000	CD&R Smokey Buyer, Inc., 6.75%, 7/15/25 (144A)	$107,250
		Total Housewares	$107,250
		Internet - 1.1%
	275,000	ANGI Group LLC, 3.875%, 8/15/28 (144A)	$271,906
	35,000	Expedia Group, Inc., 6.25%, 5/1/25 (144A)	39,985
	15,000	Expedia Group, Inc., 7.0%, 5/1/25 (144A)	16,423
	448,000	Netflix, Inc., 4.375%, 11/15/26	496,720
	60,000	Netflix, Inc., 4.875%, 4/15/28	68,700
	136,000	Netflix, Inc., 5.375%, 11/15/29 (144A)	162,391
		Total Internet	$1,056,125
		Iron & Steel - 1.3%
	210,000	Carpenter Technology Corp., 6.375%, 7/15/28	$228,789
	121,000	Cleveland-Cliffs, Inc., 5.75%, 3/1/25	120,395
	677,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)	730,314
	10,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/25 (144A)	11,662
	100,000	Commercial Metals Co., 5.375%, 7/15/27	105,500
	30,000	Commercial Metals Co., 5.75%, 4/15/26	31,200
		Total Iron & Steel	$1,227,860
		Leisure Time - 0.8%
	50,000	Carnival Corp., 7.625%, 3/1/26 (144A)	$52,750
EUR	100,000	Carnival Corp., 7.625%, 3/1/26 (144A)	125,892
	115,000	Carnival Corp., 10.5%, 2/1/26 (144A)	135,987
	360,000	Royal Caribbean Cruises, Ltd., 9.125%, 6/15/23 (144A)	389,700
	46,000	Royal Caribbean Cruises, Ltd., 11.5%, 6/1/25 (144A)	54,021
		Total Leisure Time	$758,350
		Lodging - 1.1%
	65,000	Boyd Gaming Corp., 8.625%, 6/1/25 (144A)	$72,211
	240,000	Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29 (144A)	246,350
	230,000	Hilton Domestic Operating Co., Inc., 4.0%, 5/1/31 (144A)	241,500
	105,000	Station Casinos LLC, 4.5%, 2/15/28 (144A)	103,425
	285,000	Wyndham Destinations, Inc., 6.625%, 7/31/26 (144A)	319,913
		Total Lodging	$983,399
		Media - 3.6%
	121,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	$128,375
	113,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27 (144A)	118,889
	389,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.8%, 3/1/50	464,507
	655,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24	654,181
	800,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	818,960
	166,000	CSC Holdings LLC, 7.5%, 4/1/28 (144A)	185,068
	1,183,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	678,392
	160,000	Sinclair Television Group, Inc., 4.125%, 12/1/30 (144A)	160,200
	Principal Amount USD ($)		Value
		Media - (continued)
	105,000	Sinclair Television Group, Inc., 5.5%, 3/1/30 (144A)	$105,131
		Total Media	$3,313,703
		Mining - 2.2%
	255,000	First Quantum Minerals, Ltd., 6.875%, 10/15/27 (144A)	$266,985
	535,000	First Quantum Minerals, Ltd., 7.5%, 4/1/25 (144A)	555,731
	70,000	Hecla Mining Co., 7.25%, 2/15/28	75,404
	177,000	Hudbay Minerals, Inc., 6.125%, 4/1/29 (144A)	190,328
	508,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	509,270
	358,000	Novelis Corp., 4.75%, 1/30/30 (144A)	380,010
	57,000	Novelis Corp., 5.875%, 9/30/26 (144A)	59,779
		Total Mining	$2,037,507
		Miscellaneous Manufacturers - 0.7%
	613,000	Koppers, Inc., 6.0%, 2/15/25 (144A)	$632,156
		Total Miscellaneous Manufacturers	$632,156
		Oil & Gas - 4.3%
	150,000	Aker BP ASA, 3.75%, 1/15/30 (144A)	$152,222
	109,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	51,230
	251,000	Cenovus Energy, Inc., 5.375%, 7/15/25	276,151
	100,000	Cenovus Energy, Inc., 6.75%, 11/15/39	119,048
	95,000	EQT Corp., 5.0%, 1/15/29	100,225
	970,000	Indigo Natural Resources LLC, 6.875%, 2/15/26 (144A)	979,700
	974,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)	978,870
	35,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	34,300
	500,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	475,000
	48,000	Parkland Corp., 5.875%, 7/15/27 (144A)	51,600
	830,000	PBF Holding Co. LLC/PBF Finance Corp., 6.0%, 2/15/28 (144A)	435,750
	255,000	PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25 (144A)	253,088
	174,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	60,900
	22,095	Transocean Sentry, Ltd., 5.375%, 5/15/23 (144A)	17,234
	19,000	Transocean, Inc., 8.0%, 2/1/27 (144A)	7,030
		Total Oil & Gas	$3,992,348
		Oil & Gas Services - 1.2%
	30,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28 (144A)	$30,932
	100,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	103,895
	70,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25	57,065
	55,000	SESI LLC, 7.75%, 9/15/24	15,246
	834,000	USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27	873,365
		Total Oil & Gas Services	$1,080,503
		Packaging & Containers - 0.5%
	125,000	Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	$153,125
	166,000	Greif, Inc., 6.5%, 3/1/27 (144A)	175,545
	160,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/25 (144A)	170,400
		Total Packaging & Containers	$499,070
		Pharmaceuticals - 3.1%
	137,000	Bausch Health Americas, Inc., 8.5%, 1/31/27 (144A)	$150,700
	477,000	Bausch Health Cos., Inc., 7.0%, 3/15/24 (144A)	491,549
	105,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.0%, 6/30/28 (144A)	82,950
	292,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.5%, 7/31/27 (144A)	321,318
	270,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	284,850
	605,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)	653,400
	967,000	Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/23	950,145
		Total Pharmaceuticals	$2,934,912
		Pipelines - 5.2%
	1,142,000	American Midstream Partners LP/American Midstream Finance Corp., 9.5%, 12/15/21 (144A)	$1,136,290
	101,000	DCP Midstream Operating LP, 3.875%, 3/15/23	103,525
	20,000	DCP Midstream Operating LP, 5.375%, 7/15/25	21,575
	100,000	DCP Midstream Operating LP, 5.6%, 4/1/44	93,500
	700,000(b)(c)	Energy Transfer Operating LP, 7.125% (5 Year CMT Index + 531 bps)	663,950
	6,000	EnLink Midstream LLC, 5.375%, 6/1/29	5,685
	1,355,000	EnLink Midstream Partners LP, 4.15%, 6/1/25	1,246,600
	29,000	Global Partners LP/GLP Finance Corp., 7.0%, 8/1/27	30,977
	720,000	Northriver Midstream Finance LP, 5.625%, 2/15/26 (144A)	730,800
	420,000	NuStar Logistics LP, 6.375%, 10/1/30	455,700
	279,000	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 5/15/23	267,497
	62,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.0%, 3/1/27 (144A)	61,148
		Total Pipelines	$4,817,247
		REITs - 3.7%
	22,000	Iron Mountain, Inc., 4.5%, 2/15/31 (144A)	$22,442
	680,000	Iron Mountain, Inc., 4.875%, 9/15/27 (144A)	704,650
	50,000	iStar, Inc., 4.25%, 8/1/25	48,625
	702,000	iStar, Inc., 4.75%, 10/1/24	702,000
	585,000	MPT Operating Partnership LP/MPT Finance Corp., 3.5%, 3/15/31	594,542
	610,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	648,326
	685,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 8.25%, 10/15/23	685,856
		Total REITs	$3,406,441
	Principal Amount USD ($)		Value
		Retail - 3.6%
	80,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$75,600
	157,000	Asbury Automotive Group, Inc., 4.5%, 3/1/28	162,495
	155,000	Asbury Automotive Group, Inc., 4.75%, 3/1/30	163,137
	973,000	Beacon Roofing Supply, Inc., 4.875%, 11/1/25 (144A)	986,135
	180,000	Ken Garff Automotive LLC, 4.875%, 9/15/28 (144A)	182,700
	190,000	L Brands, Inc., 6.625%, 10/1/30 (144A)	208,069
	760,000	Michaels Stores, Inc., 8.0%, 7/15/27 (144A)	782,800
	280,000	Penske Automotive Group, Inc., 3.5%, 9/1/25	283,856
	126,000	QVC, Inc., 4.75%, 2/15/27	130,008
	406,000	Staples, Inc., 7.5%, 4/15/26 (144A)	408,538
		Total Retail	$3,383,338
		Software - 0.4%
	340,000	Rackspace Technology Global, Inc., 5.375%, 12/1/28 (144A)	$355,371
		Total Software	$355,371
		Telecommunications - 5.4%
	850,000	Altice France Holding S.A., 6.0%, 2/15/28 (144A)	$862,707
	445,000	CenturyLink, Inc., 4.5%, 1/15/29 (144A)	453,344
	100,000	CenturyLink, Inc., 6.45%, 6/15/21	102,500
	140,000	CenturyLink, Inc., 6.875%, 1/15/28	160,650
	438,000	CenturyLink, Inc., 7.6%, 9/15/39	515,990
	122,000	CommScope Technologies LLC, 6.0%, 6/15/25 (144A)	125,013
	535,000	CommScope, Inc., 8.25%, 3/1/27 (144A)	576,463
	40,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	41,624
	983,000	Logan Merger Sub, Inc., 5.5%, 9/1/27 (144A)	1,019,863
	1,150,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	1,164,375
		Total Telecommunications	$5,022,529
		Transportation - 1.8%
	505,000	Watco Cos., LLC/Watco Finance Corp., 6.5%, 6/15/27 (144A)	$535,300
	1,060,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	1,168,650
		Total Transportation	$1,703,950
		Trucking&Leasing - 0.3%
	275,000	Fortress Transportation & Infrastructure Investors LLC, 9.75%, 8/1/27 (144A)	$312,125
		Total Trucking&Leasing	$312,125
		TOTAL CORPORATE BONDS
		(Cost $82,978,899)	$85,532,601
	Face Amount USD ($)		Value
		INSURANCE-LINKED SECURITIES - 0.2% of Net Assets#
		Collateralized Reinsurance - 0.0%†
		Multiperil – Worldwide - 0.0%†
	250,000+(d)	Cypress Re 2017, 1/10/21	$4,550
	12,000+(d)	Limestone Re 2016-1, 8/31/21	196
	250,000+(d)	Resilience Re, 5/1/21	25
			$4,771
		Total Collateralized Reinsurance	$4,771
		Reinsurance Sidecars - 0.2%
		Multiperil – U.S. - 0.1%
	500,000+(d)	Carnoustie Re 2017, 11/30/21	$65,900
	1,500,000+(f)	Harambee Re 2018, 12/31/21	27,975
			$93,875
		Multiperil – Worldwide - 0.1%
	41,791+(d)	Berwick Re 2018-1, 12/31/21	$5,086
	29,857+(d)	Berwick Re 2019-1, 12/31/22	3,568
	250,000+(f)	Blue Lotus Re 2018, 12/31/21	10,925
	25,000+(d)	Eden Re II, 3/22/22 (144A)	17,213
	217,248+(d)	St. Andrews Re 2017-4, 6/1/21	21,377
	250,000+(f)	Thopas Re 2018, 12/31/21	–
	1,500,000+(d)	Versutus Re 2017, 11/30/21	–
	1,500,000+(d)	Versutus Re 2018, 12/31/21	–
	250,000+(f)	Viribus Re 2018, 12/31/21	675
	106,153+(f)	Viribus Re 2019, 12/31/22	4,320
			$63,164
		Total Reinsurance Sidecars	$157,039
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $427,867)	$161,810
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATION - 1.1% of Net Assets
	1,000,000(e)	United States Treasury Bill, 12/17/20	$999,971
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
		(Cost $999,977)	$999,971
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATION - (continued)
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 93.0%
		(Cost $84,586,538)	$86,809,176
		OTHER ASSETS AND LIABILITIES - 7.0%	$6,537,750
		NET ASSETS - 100.0%	$93,346,926

bps	Basis Points.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At November 30, 2020, the value of these securities amounted to $62,721,264, or 67.2% of net assets.

†	Amount rounds to less than 0.1%.
(a)	Non-income producing security.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at November 30, 2020.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Issued as participation notes.
(e)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(f)	Issued as preference shares.
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Berwick Re 2018-1	1/29/2018	$–	$5,086
Berwick Re 2019-1	12/31/2018	3,568	3,568
Blue Lotus Re 2018	12/20/2017	–	10,925
Carnoustie Re 2017	1/5/2017	118,878	65,900
Cypress Re 2017	1/24/2017	840	4,550
Eden Re II	12/15/2017	1,494	17,213
Harambee Re 2018	12/19/2017	117,070	27,975
Limestone Re 2016-1	12/15/2016	990	196
Resilience Re	2/8/2017	124	25
St. Andrews Re 2017-4	3/31/2017	–	21,377
Thopas Re 2018	12/12/2017	33,981	–
Versutus Re 2017	1/5/2017	99,361	–
Versutus Re 2018	1/31/2018	18,932	–
Viribus Re 2018	12/22/2017	24,667	675
Viribus Re 2019	3/25/2019	–	4,320
Total Restricted Securities			$161,810
% of Net assets			0.2%

SWAP CONTRACT
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
2,190,000	Markit CDX North America High Yield Series 35	Receive	5.00%	12/20/25	$(17,338)	$235,041	$217,703
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION					$(17,338)	$235,041	$217,703
TOTAL SWAP CONTRACT					$(17,338)	$235,041	$217,703

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

EUR	-	Euro

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 – unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of November 30, 2020, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Common Stock	$114,794	$–	$–	$114,794
Corporate Bonds	–	85,532,601	–	85,532,601
Insurance-Linked Securities	–	–	–	–
Collateralized Reinsurance
Multiperil – Worldwide	–	–	4,771	4,771
Reinsurance Sidecars
Multiperil – U.S.	–	–	93,875	93,875
Multiperil – Worldwide	–	–	63,164	63,164
U.S. Government and Agency Obligation	–	999,971	–	999,971
Total Investments in Securities	$114,794	$86,532,572	$161,810	$86,809,176
Other Financial Instruments
Swap contracts, at value	$–	$217,703	$–	$217,703
Total Other Financial Instruments	$–	$217,703	$–	$217,703

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance-Linked Securities
Balance as of 8/31/20	$--
Realized gain (loss)	--
Changed in unrealized appreciation (depreciation)	(266,057)
Accrued discounts/premiums	(72,812)
Purchases	500,679
Sales	--
Transfers in to Level 3*	--
Transfers out of Level 3*	--
Balance as of 11/30/20	$161,810

*	Transfers are calculated on the beginning of period value. During the three months ended November 30, 2020, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at November 30, 2020:
$ (113,783).